OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
OTHER LIABILITIES	19. OTHER LIABILITIES

	Note	2019	2018

Defined benefit plans	28	$125.5	$96.5
Future conditional adjustments	29	53.1	—
Other		48.1	34.6
		$226.7	$131.1